UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pardus Capital Management, L.P.
Address: 1001 Avenue of the Americas
         Suite 1100
         New York, New York  10018

13F File Number:  28-11762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Hamid Zanganeh
Title:     Chief Compliance Officer
Phone:     212.719.7550

Signature, Place, and Date of Signing:

     Hamid Zanganeh     New York, New York     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $576,438 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BALLY TOTAL FITNESS HLDG COR   COM              05873K108    14958  6105500 SH       SOLE                  6105500
FORD MTR CO DEL                COM PAR $0.01    345370860    90120 12000000 SH       SOLE                 12000000
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108    11425  2500000 SH       SOLE                  2500000
LEAR CORP                      COM              521865105    29530  1000000 SH       SOLE                  1000000
NTL INC DEL                    COM              62941W101   201920  8000000 SH       SOLE                  8000000
SUNCOM WIRELESS HLDGS INC      CL A             86722Q108     3885  5550000 SH       SOLE                  5550000
UAL CORP                       COM NEW          902549807    55000  1250000 SH       SOLE                  1250000
VISTEON CORP                   COM              92839U107   169600 20000000 SH       SOLE                 20000000